DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
In 2023, the Company disposed of its entire Northern U.S. CGU, which was comprised of producing assets in North Dakota and represented a distinct geographical area of the Company's operations. In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, the results from this CGU were classified as discontinued operations. Upon disposition of the Company's U.S. operations, the cumulative foreign currency translation recognized in accumulated other comprehensive income was reclassified from shareholders' equity to profit or loss.
In the year ended December 31, 2023, the Company derecognized its U.S. tax pools as a result of the completed North Dakota asset sale.
a) Results from discontinued operations
The following table summarizes the Company's financial results from discontinued operations:

For the years ended December 31
(Cdn$ millions)	2024	2023
REVENUE AND OTHER INCOME
Oil and gas sales	—	612.9
Royalties	—	(155.9)
Oil and gas revenue	—	457.0
Commodity derivative losses	—	(23.4)
Other loss	(11.1)	(2.2)
	(11.1)	431.4
EXPENSES
Operating	—	80.0
Transportation	—	12.2
General and administrative	—	12.7
Foreign exchange gain	(0.5)	(621.7)
Share-based compensation	—	(0.4)
Depletion, depreciation and amortization	—	170.3
Impairment	—	728.4
Accretion and financing	—	0.4
	(0.5)	381.9
Net income (loss) before tax from discontinued operations	(10.6)	49.5

Tax expense
Current	—	—
Deferred	—	278.6
Net income (loss) from discontinued operations	(10.6)	(229.1)
b) Cash flows from discontinued operations
The following table summarizes cash flows from discontinued operations reported in the consolidated statements of cash flows:

For the years ended December 31
(Cdn$ millions)	2024	2023
Cash provided by (used in) discontinued operations
Operating activities	—	399.0
Investing activities	(11.1)	177.3
Increase (decrease) in cash from discontinued operations	(11.1)	576.3